Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY DEVONSHIRE TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2012